Other liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Reserve for potential customer dispute settlement	$ 200
Investor prepayment		$ 500	$ 0